Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and contingencies
Commitments and contingencies
11.	Commitments and contingencies

The Company is subject to various possible contingencies that arise primarily from interpretation of federal and state laws and regulations affecting the oil and gas industry. Such contingencies include differing interpretations as to the prices at which oil and natural gas sales may be made, the prices at which royalty owners may be paid for production from their leases, environmental issues and other matters. Although management believes that it has complied with the various laws and regulations, administrative rulings and interpretations thereof, adjustments could be required as new interpretations and regulations are issued. In addition, environmental matters are subject to regulation by various federal and state agencies. On the Closing Date of the Business Combination, the Company entered into the MSA agreement between Granite Ridge and the Manager whereby the Company shall pay the Manager an annual services fee of $10.0 million and shall reimburse the Manager for certain Granite Ridge group costs. The initial term of the MSA expires on April 30, 2028; however, the MSA will automatically renew for additional consecutive one-year renewal terms until terminated in accordance with its terms.